Cover	Aug. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-07572
Entity Registrant Name	PVH CORP.
Entity Central Index Key	0000078239
Entity Tax Identification Number	13-1166910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	285 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	381-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $1 par value
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PVH
Security Exchange Name	NYSE
4.125% Senior Notes due 2029
Title of 12(b) Security	4.125% Senior Notes due 2029
Trading Symbol	PVH29
Security Exchange Name	NYSE